Subsequent Events - Additional Information (Details) - Restricted Shares Units - shares		5 Months Ended	6 Months Ended
	Jul. 23, 2025	Dec. 02, 2025	Jun. 30, 2025
2023 Share Incentive Plan II
Subsequent Event [Line Items]
Number of shares granted			1,579,450
2023 Share Incentive Plan II | Subsequent Event
Subsequent Event [Line Items]
Number of shares granted		112,341,680
2023 Share Incentive Plan II | Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Number of shares granted		2,808,542
2025 Share Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Number of shares granted	445,198,920
2025 Share Incentive Plan | Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Number of shares granted	11,129,973